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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2010

If amended report check here          |_X|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        August 12, 2010  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            102
                                              --------------

Form 13F Information Table Value Total:        $1,294,201
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company            COM   88579Y101    42090     532854    SOLE                   X
ACETO CORP COM        COM   004446100      368      56810    SOLE                   X
AT&T Inc              COM   00206R102     9742     402739    SOLE                   X
AXT INC COM           COM   00246W103      358      79310    SOLE                   X
American Express      COM   025816109    16158     407000    SOLE                   X
Applied Materials     COM   038222105    42043    3497742    SOLE                   X
Arctic Cat Inc.       COM   039670104     1936     212525    SOLE                   X
Astec Industries In   COM   046224101      303      10930    SOLE                   X
Automatic Data Proc   COM   053015103    36978     918475    SOLE                   X
CDI Corp.             COM   125071100    14352     924118    SOLE                   X
CLEAN HARBORS INC C   COM   184496107      252       3800    SOLE                   X
CPI Corp.             COM   125902106    23836    1063147    SOLE                   X
Campbell Soup Co      COM   134429109     1399      39055    SOLE                   X
Carmax Inc            COM   143130102     5122     257409    SOLE                   X
Castle A M & Co       COM   148411101      148      10650    SOLE                   X
Charles River Labor   COM   159864107     1215      35515    SOLE                   X
Cintas Corp           COM   172908105     8554     356881    SOLE                   X
Coca Cola             COM   191216100    55790    1113131    SOLE                   X
Colgate-Palmolive     COM   194162103    50681     643485    SOLE                   X
Comcast Corp Cl A     COM   20030N200    21443    1305115    SOLE                   X
Core-Mark Holding C   COM   218681104    13876     506420    SOLE                   X
Corning Inc.          COM   219350105      187      11600    SOLE                   X
Cytomedix Inc         COM   23283B204       25      40000    SOLE                   X
DDI CORP COM 0.0001   COM   233162502      296      39340    SOLE                   X
Delcath Systems Inc   COM   24661P104      127      20000    SOLE                   X
Dell Inc              COM   24702R101    40734    3377588    SOLE                   X
DuPont                COM   263534109      535      15480    SOLE                   X
Emerson Elec Co       COM   291011104    20602     471554    SOLE                   X
Exelon Corp           COM   30161N101    15130     398460    SOLE                   X
Exxon Mobil Corp      COM   30231G102    15079     264220    SOLE                   X
FedEx Corporation     COM   31428X106     6126      87376    SOLE                   X
Financial Select Se   COM   81369Y605    30835    2232799    SOLE                   X
Finisar Corp          COM   31787A507      495      33245    SOLE                   X
Frontier Oil Corp     COM   35914P105    15701    1167349    SOLE                   X
General Electric      COM   369604103    26484    1836594    SOLE                   X
General Mills Inc.    COM   370334104    11519     324295    SOLE                   X
Harsco Corp           COM   415864107    23724    1009540    SOLE                   X
House of Fabrics      COM   40418F108      276      39075    SOLE                   X
Hutchinson Tech Inc   COM   448407106     7975    1841712    SOLE                   X
ICX Tech Inc          COM   44934T105      442      60480    SOLE                   X
INTERNET INITIAT JA   COM   46059T109      284      39070    SOLE                   X
Intel Corp            COM   458140100    25832    1328126    SOLE                   X
Jacobs Engineering    COM   469814107     1065      29225    SOLE                   X
Johnson & Johnson     COM   478160104      641      10861    SOLE                   X
KADANT INC COM        COM   48282T104      466      26745    SOLE                   X
Kennametal Inc        COM   489170100      201       7910    SOLE                   X
Korn Ferry Intl       COM   500643200      200      14355    SOLE                   X
L S Starrett Co       COM   855668109      426      44736    SOLE                   X
LECG Corp             COM   523234102     1071     411886    SOLE                   X
Lawson Products       COM   520776105     2036     119881    SOLE                   X
Learning Tree         COM   522015106     1755     161765    SOLE                   X
Lowes Cos             COM   548661107      862      42210    SOLE                   X
Lydall Inc.           COM   550819106     5524     722972    SOLE                   X
MDC Hldgs             COM   552676108    25198     934997    SOLE                   X
MEMC Electronic Mat   COM   552715104    22448    2272056    SOLE                   X
METROPOLITAN HEALTH   COM   592142103      397     106390    SOLE                   X
MKS INSTRUMENT INC    COM   55306N104      548      29290    SOLE                   X
Marsh & McLennan      COM   571748102    42009    1862923    SOLE                   X
Masco Corp            COM   574599106    29652    2755726    SOLE                   X
Maxwell Technologie   COM   577767106    17894    1569615    SOLE                   X
Medizone              COM   585013105       21     104000    SOLE                   X
Medtronic             COM   585055106    11467     316163    SOLE                   X
Microsoft Corp        COM   594918104    76312    3316475    SOLE                   X
Molex Inc             COM   608554101      418      22920    SOLE                   X
NETWORK ENGINES INC   COM   64121A107      696     256835    SOLE                   X
NOVELLUS SYS INC CO   COM   670008101      278      10950    SOLE                   X
Newport Corp.         COM   651824104    18049    1992218    SOLE                   X
News Corp Class A     COM   65248E104    14058    1175435    SOLE                   X
OmniVision Technolo   COM   682128103      946      44120    SOLE                   X
PDF SOLUTIONS INC C   COM   693282105      452      94170    SOLE                   X
Pacific Sunwear       COM   694873100     3057     955426    SOLE                   X
Panhandle Oil & Gas   COM   698477106      486      18405    SOLE                   X
Paychex Inc.          COM   704326107    13574     522673    SOLE                   X
Penney (J.C.)         COM   708160106     3826     178120    SOLE                   X
PepsiCo Inc.          COM   713448108      328       5376    SOLE                   X
Pool Corp             COM   73278L105      228      10392    SOLE                   X
Powell Industries I   COM   739128106      288      10550    SOLE                   X
Procter & Gamble      COM   742718109    20558     342748    SOLE                   X
Rudolph Technologie   COM   781270103      335      44410    SOLE                   X
SMART MODULAR TECH    COM   G82245104      744     127225    SOLE                   X
SeaBright Holdings    COM   811656107    11456    1208489    SOLE                   X
SeaChange Internati   COM   811699107      805      97760    SOLE                   X
Skechers USA Inc CL   COM   830566105      628      17205    SOLE                   X
Staples Inc.          COM   855030102      312      16385    SOLE                   X
Steelcase Inc.        COM   858155203     7828    1010035    SOLE                   X
Stepan Co             COM   858586100      843      12320    SOLE                   X
Sturm Rugger          COM   864159108      507      35415    SOLE                   X
Texas Instruments     COM   882508104    28273    1214485    SOLE                   X
Thermo Fisher Scien   COM   883556102     1640      33445    SOLE                   X
Tidewater Inc         COM   886423102    32333     835050    SOLE                   X
Toll Brothers Inc     COM   889478103     4211     257415    SOLE                   X
ULTA SALON COSM & F   COM   90384S303      344      14535    SOLE                   X
ULTRALIFE CORP COM    COM   903899102      214      49700    SOLE                   X
UNICA CORP COM        COM   904583101      709      74020    SOLE                   X
United Parcel Servi   COM   911312106    23318     409877    SOLE                   X
UnitedHealth Group    COM   91324P102    59183    2083923    SOLE                   X
Valero Energy Corp    COM   91913Y100    16417     913075    SOLE                   X
Verizon Communicati   COM   92343v104    23405     835311    SOLE                   X
Wal-Mart Stores Inc   COM   931142103    65688    1366504    SOLE                   X
Walgreen Co.          COM   931422109    37251    1395175    SOLE                   X
Walt Disney           COM   254687106    39824    1264257    SOLE                   X
Wells Fargo & Co      COM   949746101    31446    1228356    SOLE                   X